Long-term interest bearing debt - Narrative (Details)					1 Months Ended			3 Months Ended			6 Months Ended	8 Months Ended	12 Months Ended				15 Months Ended
	Jan. 01, 2017	Apr. 27, 2016 USD ($)	Jul. 01, 2015	Oct. 30, 2013 NOK	Feb. 28, 2015	Oct. 31, 2013 USD ($)	Apr. 30, 2011 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2014 USD ($)	Mar. 31, 2014 USD ($)	Jun. 30, 2017	Dec. 31, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)		Dec. 31, 2014 USD ($)	Sep. 30, 2016 USD ($)	Dec. 31, 2016 NOK	Jun. 30, 2016 USD ($)	Apr. 28, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2015 NOK	Feb. 28, 2014	Jan. 31, 2014 USD ($)	Nov. 20, 2013 USD ($)	Oct. 17, 2013 USD ($)	Jun. 28, 2013 USD ($)	Jun. 27, 2013 USD ($)	Mar. 31, 2012 USD ($)
Debt Instrument [Line Items]
Debt issuance costs								$ 9,100,000				$ 9,100,000	$ 9,100,000	$ 14,700,000
Proceeds from related party loan													0	0		$ 40,000,000
Repayment of related party loan													0	0		110,000,000
Long term debt to related party								321,200,000	$ 308,400,000			321,200,000	321,200,000	$ 321,000,000	[1]	308,400,000	$ 321,400,000		$ 319,800,000		$ 291,000,000
Credit Facility US$2,000 | Secured Debt
Debt Instrument [Line Items]
Maximum borrowing capacity							$ 2,000,000,000	2,000,000,000				2,000,000,000	2,000,000,000
Pledged as security								$ 1,991,800,000				1,991,800,000	$ 1,991,800,000
Term of debt							6 years
Balloon payment to be paid							$ 950,000,000
Debt Instrument, covenant compliance, EBITDA to interest expense ratio													2.5
Debt Instrument, covenant compliance, liabilities to assets ratio, minimum													1
Debt Instrument, covenant compliance, current assets, minimum percent of shares listed													20.00%
Debt Instrument, covenant compliance, current assets, minimum percent of companies owned													20.00%
Debt Instrument, covenant compliance, leverage ratio								5.5									6.0
Debt Instrument, covenant compliance, net debt to EBITDA													4.5
Credit Facility US$2,000 | LIBOR | Secured Debt
Debt Instrument [Line Items]
Basis spread on variable rate							2.00%
NOK1,500 Million Floating Interest Rate Bond
Debt Instrument [Line Items]
Debt face amount								$ 1,500,000,000				1,500,000,000	$ 1,500,000,000
US $600 Million Unsecured Bond
Debt Instrument [Line Items]
Debt face amount								600,000,000				600,000,000	$ 600,000,000
Loans Payable | NOK1,500 Million Floating Interest Rate Bond
Debt Instrument [Line Items]
Guarantee fee percent					0.30%
Long-term debt, fair value | NOK																		NOK 1,500,000,000
Coupon rate (as a percent)				6.18%
Debt Instrument, covenant compliance, equity, minimum													30.00%
Loans Payable | NOK1,500 Million Floating Interest Rate Bond | NIBOR
Debt Instrument [Line Items]
Basis spread on variable rate				4.40%
Loans Payable | US $600 Million Unsecured Bond
Debt Instrument [Line Items]
Coupon rate (as a percent)																								6.25%
Debt face amount								600,000,000				600,000,000	$ 600,000,000											$ 600,000,000
Line of Credit | Credit Facility US$2,000
Debt Instrument [Line Items]
Amount undrawn								50,000,000				50,000,000	$ 50,000,000
Commitment fee percent													40.00%
Market value minimum percent of loan outstanding													135.00%
Guarantee fee percent					0.30%
Senior Notes | $1,000 Million 5-5/8% Senior Notes
Debt Instrument [Line Items]
Debt face amount								1,000,000,000				1,000,000,000	$ 1,000,000,000
Senior Notes | $500 Million 6-1/8% Senior Notes
Debt Instrument [Line Items]
Debt face amount								500,000,000				500,000,000	$ 500,000,000
Parent Company | Loans Payable | NOK1,500 Million Floating Interest Rate Bond
Debt Instrument [Line Items]
Debt instrument, ownership percentage									5.50%				5.50%	5.50%
Debt face amount | NOK				NOK 11,000,000														NOK 9,600,000.0				NOK 9,400,000.0
Parent Company | Loans Payable | US $600 Million Unsecured Bond
Debt Instrument [Line Items]
Coupon rate (as a percent)																								6.25%
Debt instrument, ownership percentage													31.10%	31.10%
Debt face amount								186,600,000.0				186,600,000.0	$ 186,600,000.0	$ 186,600,000.0
SF Linus Ltd | US $475 Million Revolving Credit Facility | Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity						$ 475,000,000
Pledged as security								537,000,000				537,000,000	537,000,000
Term of debt						5 years
Balloon payment to be paid						$ 242,000,000
Amount undrawn								0				0	0
Guarantee fee percent					0.30%
Amount outstanding													50,000,000
Repayments													47,700,000
SF Linus Ltd | US $475 Million Revolving Credit Facility | LIBOR | Revolving Credit Facility
Debt Instrument [Line Items]
Basis spread on variable rate						2.75%
Majority Shareholder
Debt Instrument [Line Items]
Proceeds from related party loan													0	0		142,000,000
Repayment of related party loan													0	0		517,000,000
Majority Shareholder | Credit Facility US$2,000 | Secured Debt
Debt Instrument [Line Items]
Debt Instrument, covenant compliance, cash and cash equivalents								150,000,000				150,000,000	150,000,000
Majority Shareholder | NOK1,500 Million Floating Interest Rate Bond
Debt Instrument [Line Items]
Debt face amount								1,500,000,000				1,500,000,000	1,500,000,000
Majority Shareholder | US $600 Million Unsecured Bond
Debt Instrument [Line Items]
Debt face amount								600,000,000				600,000,000	600,000,000
Majority Shareholder | US $85 Million Unsecured Revolving Shareholder Loan | Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity								$ 85,000,000				$ 85,000,000	85,000,000												$ 85,000,000		$ 335,000,000	$ 200,000,000	$ 200,000,000
Proceeds from related party loan													$ 0
Repayment of related party loan														0
Majority Shareholder | US $85 Million Unsecured Revolving Shareholder Loan | LIBOR | Revolving Credit Facility
Debt Instrument [Line Items]
Basis spread on variable rate													3.00%
Majority Shareholder | Loans Payable | US $500 Million Fixed Interest Bond
Debt Instrument [Line Items]
Coupon rate (as a percent)							7.70%
Debt face amount							$ 500,000,000
Debt instrument, settlement premium																								$ 22,500,000
Majority Shareholder | Parent Company | Secured Debt
Debt Instrument [Line Items]
Debt Instrument, covenant compliance, equity, minimum													30.00%
Debt Instrument, covenant compliance, leverage ratio		6.0						5.5				6.0
Affiliated Entity | SF Linus Ltd | Loans Payable | US $195 Million Loan
Debt Instrument [Line Items]
Debt face amount																											195,000,000
Repayments of long-term debt										$ 70,000,000			$ 125,000,000	125,000,000
Long term debt to related party								$ 125,000,000				$ 125,000,000	$ 125,000,000	125,000,000
Leverage Ratio of 4.5 | Credit Facility US$2,000 | Secured Debt
Debt Instrument [Line Items]
Basis spread on variable rate			0.125%
Leverage Ratio of 5.00 | Credit Facility US$2,000 | Secured Debt
Debt Instrument [Line Items]
Basis spread on variable rate			0.25%
Leverage Ratio of 5.50 | Credit Facility US$2,000 | Secured Debt
Debt Instrument [Line Items]
Basis spread on variable rate			0.75%
Scenario, Forecast | Majority Shareholder | Parent Company | Secured Debt
Debt Instrument [Line Items]
Debt Instrument, covenant compliance, leverage ratio											6.5
Debt Instrument, covenant compliance, net debt to EBITDA	4.5
Minimum | Secured Debt
Debt Instrument [Line Items]
Cash and cash equivalents (at least)		$ 150,000,000																		$ 250,000,000
Minimum | Credit Facility US$2,000 | Secured Debt
Debt Instrument [Line Items]
Percent of market value													135.00%
Minimum | Leverage Ratio of 4.5 | Credit Facility US$2,000 | Secured Debt
Debt Instrument [Line Items]
Debt Instrument, covenant compliance, leverage ratio			4.50
Minimum | Leverage Ratio of 5.00 | Credit Facility US$2,000 | Secured Debt
Debt Instrument [Line Items]
Debt Instrument, covenant compliance, leverage ratio			5.00
Minimum | Leverage Ratio of 5.50 | Credit Facility US$2,000 | Secured Debt
Debt Instrument [Line Items]
Debt Instrument, covenant compliance, leverage ratio			5.50
Maximum | Leverage Ratio of 4.5 | Credit Facility US$2,000 | Secured Debt
Debt Instrument [Line Items]
Debt Instrument, covenant compliance, leverage ratio			4.99
Maximum | Leverage Ratio of 5.00 | Credit Facility US$2,000 | Secured Debt
Debt Instrument [Line Items]
Debt Instrument, covenant compliance, leverage ratio			5.49
Maximum | Leverage Ratio of 5.50 | Credit Facility US$2,000 | Secured Debt
Debt Instrument [Line Items]
Debt Instrument, covenant compliance, leverage ratio			6.00
Ship Finance | Affiliated Entity | SF Linus Ltd | US $475 Million Revolving Credit Facility
Debt Instrument [Line Items]
Debt face amount																										$ 475,000,000
Ship Finance | Affiliated Entity | SF Linus Ltd | Loans Payable | US $195 Million Loan
Debt Instrument [Line Items]
Coupon rate (as a percent)																							4.50%
Debt face amount																											$ 195,000,000
New Accounting Pronouncement, Early Adoption, Effect | Other Noncurrent Assets
Debt Instrument [Line Items]
Debt issuance costs								(2,800,000)				(2,800,000)	$ (2,800,000)	(7,000,000)
New Accounting Pronouncement, Early Adoption, Effect | Other Current Assets
Debt Instrument [Line Items]
Debt issuance costs								(6,300,000)				(6,300,000)	(6,300,000)	$ (7,700,000)
New Accounting Pronouncement, Early Adoption, Effect | Long-Term Debt, Current Maturities
Debt Instrument [Line Items]
Debt issuance costs								6,300,000	$ 7,700,000			6,300,000	6,300,000			7,700,000
New Accounting Pronouncement, Early Adoption, Effect | Long-term Debt
Debt Instrument [Line Items]
Debt issuance costs								$ 2,800,000	$ 7,000,000			$ 2,800,000	$ 2,800,000			$ 7,000,000

[1]	Refer to "Note 27 - Restatement of previously issued financial statements".